Financial Instruments and Risk Management - Schedule of Derivative Commodity Contract Positions (Details) - Collar Contract	12 Months Ended
Dec. 31, 2021 $ / GJ kJ
Jan 2022 - Mar 2022 [Member]
Disclosure of detailed information about hedging instruments [line items]
Remaining Volume (KJ) | kJ	351,000
Daily Volume (KJ) | kJ	3,900
Jan 2022 - Mar 2022 [Member] | Put Option1 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / GJ	4.20
Jan 2022 - Mar 2022 [Member] | Put Option1 [Member] | Short1 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / GJ	2.50
Apr 2022 - Jun 2022 [Member]
Disclosure of detailed information about hedging instruments [line items]
Remaining Volume (KJ) | kJ	354,900
Daily Volume (KJ) | kJ	3,900
Apr 2022 - Jun 2022 [Member] | Put Option1 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / GJ	3.35
Apr 2022 - Jun 2022 [Member] | Put Option1 [Member] | Short1 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / GJ	2.50
Jul 2022 - Sep 2022 [Member]
Disclosure of detailed information about hedging instruments [line items]
Remaining Volume (KJ) | kJ	358,800
Daily Volume (KJ) | kJ	3,900
Jul 2022 - Sep 2022 [Member] | Put Option1 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / GJ	3.10
Jul 2022 - Sep 2022 [Member] | Put Option1 [Member] | Short1 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / GJ	2.50
Oct 2022 - Dec 2022 [Member]
Disclosure of detailed information about hedging instruments [line items]
Remaining Volume (KJ) | kJ	358,800
Daily Volume (KJ) | kJ	3,900
Oct 2022 - Dec 2022 [Member] | Put Option1 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / GJ	4.00
Oct 2022 - Dec 2022 [Member] | Put Option1 [Member] | Short1 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / GJ	2.50